Significant Events	12 Months Ended
Dec. 31, 2025
Significant Events [Abstract]
Significant events
2.	Significant events

a.	On May 19, 2025, Companhia Siderúrgica Vale do Paraíba Ltda. was incorporated, and since its incorporation, GV do Brasil Indústria e Comércio de Aço Ltda. has exercised corporate control.

GV do Brasil Indústria e Comércio de Aço Ltda. holds 99% of the share capital of Companhia Siderúrgica Vale do Paraíba Ltda., corresponding to 49,500,000 shares, with a unit value of R$ 1.00, totaling R$ 49,500,000.00. Companhia Siderúrgica do Espírito Santo, S.A. holds a 1% stake in the share capital, corresponding to 50,000 shares, for an amount of R$ 500,000.00.

b.	To date, significant investments have been made in Brazil. At GV do Brasil, a new steel plant and a new rolling mill are being developed with the objective of increasing production capacity to 500 thousand tons of steel, primarily for rebar manufacturing; most of the construction activities were carried out during fiscal year 2025. In addition, expansion works for the new rolling mill, representing an investment of R$380 million, as well as for the wire drawing unit, with an investment of R$91 million, are ongoing. The estimated completion date for these projects is February 2026. Likewise, at Companhia Siderúrgica do Espírito Santo, S.A., investments will be made to increase rebar production capacity to 500 thousand tons, as well as to expand the production of special steels. These investments include the acquisition of new equipment and the execution of contracts related to the construction of the Abaco Furnace (Horno Ábaco) civil works, the new continuous casting facility, and the new rolling mill. Additionally, the Company continues to invest in the expansion of the Cariacica plant, which is expected to be completed in April 2026, while the new rolling mill is scheduled for completion in September 2026. It should also be noted that the Light Rolling Mill Project was completed in November 2025.

c.	Currently, the plants located in the United States of America remain under suspended operations. Such suspension began in October 2023 and includes the production facility located in Canton, as well as the three rolling mills located in Solon, Massillon, and Lackawanna. These facilities remain inactive and will continue in such condition until favorable changes in economic conditions occur. Commercial relationships with customers have been maintained in accordance with the terms established in the existing agreements, which will continue to be serviced from the plants located in Mexico. In particular, the supply of SBQ special steel products will be carried out from the plant located in Apizaco, Tlaxcala, Mexico. The Company maintains a minimum workforce dedicated to the execution of maintenance and asset and property security activities. During fiscal years 2025 and 2024, the operations of these facilities were limited to the sale of small quantities of finished products and scrap metal. Going forward, Grupo Simec, S.A.B. de C.V. will continue providing financial resources according to the operational needs of such plants.